Cover	9 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH INC.
Entity Central Index Key	0001622057
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity File Number	000-55299
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-5001940
Entity Address Address Line 1	623 17th Street Suite 4
Entity Address Address Line 2	Suite 407
Entity Address City Or Town	Vero Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32960
City Area Code	612
Local Phone Number	961-5656